Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2022
Finance income and finance expense [Abstract]
Finance income and finance expense
26. Finance income and finance expense
	2022	2021	2020
Interest income	969	3,219	258
Net foreign currency exchange gain	745,260	1,458,429	3,207,649
Revaluation gain from derivative financial instruments	451,131	5,085	—
Total finance income	1,197,360	1,466,733	3,207,907
Interest expense (incl. Bank charges)	911,869	189,695	135,151
Net foreign currency exchange loss	690,615	1,129,788	3,541,202
Revaluation loss from derivative financial instruments	—	416,003	2,250,222
Transaction costs	1,137	—	219,615
Total finance expense	1,603,621	1,735,486	6,146,190
Finance expense, net	(406,261)	(268,753)	(2,938,283)

In 2022, the revaluation gain from derivative financial instruments of CHF 451,131 includes CHF 449,898 related to the revaluation of the financial derivatives embedded in the 2022 FiveT convertible loan (note 31) and CHF 1,233 related to the revaluation of outstanding warrants from public offerings (note 32). In 2021, the revaluation loss from derivative financial instruments of CHF 416,003 was related to the revaluation of the financial derivatives embedded in the 2020 FiveT convertible loan at conversion. The revaluation gain of CHF 5,085 was related to the revaluation of outstanding warrants from public offerings. In 2022, finance expenses included interest paid of CHF 19,503 (2021: CHF 3,699; 2020: CHF 0).